Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Accrued Expenses (Tables) [Line Items]
Schedule of accrued expenses
	September 30, 2021	December 31, 2020
Employee-related liabilities	$4,329	$2,805
Lease liability	—	183
Accrued legal costs	350	24
Other accrued expenses	1,717	526
	$6,396	$3,538

	2020	2019
Employee-related liabilities	$2,805	$923
Early exercise stock option liability	—	279
Lease liability	183	—
Other accrued expenses	550	833
	$3,538	$2,035